Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 22,159	$ 35,997
Ending balance	19,313	22,159
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	47,338	56,860
Additions/adjustments	4,990	1,917
Disposals/adjustments	(3,348)	(14,014)
Effect of movements in foreign exchange rates	(1,450)	2,575
Ending balance	47,530	47,338
Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(25,179)	(20,863)
Depreciation for the year	6,023	8,973
Disposals/adjustments	2,174	6,596
Effect of movements in foreign exchange rates	(811)	1,939
Ending balance	(28,217)	(25,179)
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	892	853
Ending balance	839	892
Land [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	892	853
Effect of movements in foreign exchange rates	(53)	39
Ending balance	839	892
Building (Owned)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		31
Building (Owned) | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	537	513
Effect of movements in foreign exchange rates	(32)	24
Ending balance	505	537
Building (Owned) | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(537)	(482)
Depreciation for the year		36
Effect of movements in foreign exchange rates	(32)	19
Ending balance	(505)	(537)
Buildings (Right-of-use)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	14,038	23,330
Ending balance	11,618	14,038
Buildings (Right-of-use) | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	23,528	28,342
Additions/adjustments	1,891	1,275
Disposals/adjustments	(1,669)	(8,061)
Effect of movements in foreign exchange rates	(674)	1,972
Ending balance	23,076	23,528
Buildings (Right-of-use) | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(9,490)	(5,012)
Depreciation for the year	3,064	4,333
Disposals/adjustments	793	1,436
Effect of movements in foreign exchange rates	(303)	1,581
Ending balance	(11,458)	(9,490)
Computers [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,826	4,776
Ending balance	2,644	2,826
Computers [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	12,954	15,401
Additions/adjustments	1,600	286
Disposals/adjustments	(779)	(3,062)
Effect of movements in foreign exchange rates	(399)	329
Ending balance	13,376	12,954
Computers [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(10,128)	(10,625)
Depreciation for the year	1,675	2,039
Disposals/adjustments	754	2,783
Effect of movements in foreign exchange rates	(317)	247
Ending balance	(10,732)	(10,128)
Furniture and Fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	325	537
Ending balance	210	325
Furniture and Fixtures [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	889	1,093
Additions/adjustments	25	11
Disposals/adjustments	(35)	(240)
Effect of movements in foreign exchange rates	(22)	25
Ending balance	857	889
Furniture and Fixtures [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(564)	(556)
Depreciation for the year	132	198
Disposals/adjustments	33	203
Effect of movements in foreign exchange rates	(16)	13
Ending balance	(647)	(564)
Office Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	443	723
Ending balance	290	443
Office Equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,873	2,047
Additions/adjustments	98	46
Disposals/adjustments	(137)	(248)
Effect of movements in foreign exchange rates	(58)	28
Ending balance	1,776	1,873
Office Equipment [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(1,430)	(1,324)
Depreciation for the year	227	324
Disposals/adjustments	126	235
Effect of movements in foreign exchange rates	(45)	17
Ending balance	(1,486)	(1,430)
Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	846	1,180
Ending balance	1,592	846
Motor Vehicles [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	1,661	1,779
Additions/adjustments	1,367	224
Disposals/adjustments	(409)	(379)
Effect of movements in foreign exchange rates	(67)	37
Ending balance	2,552	1,661
Motor Vehicles [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(815)	(599)
Depreciation for the year	465	397
Disposals/adjustments	291	197
Effect of movements in foreign exchange rates	(29)	16
Ending balance	(960)	(815)
Leasehold Improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	2,789	4,477
Ending balance	2,120	2,789
Leasehold Improvements [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	5,004	6,742
Additions/adjustments	9	165
Disposals/adjustments	(319)	(2,024)
Effect of movements in foreign exchange rates	(145)	121
Ending balance	4,549	5,004
Leasehold Improvements [Member] | Accumulated depreciation [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(2,215)	(2,265)
Depreciation for the year	460	1,646
Disposals/adjustments	177	1,742
Effect of movements in foreign exchange rates	(69)	46
Ending balance	$ (2,429)	(2,215)
Capital work in progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		90
Capital work in progress [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		90
Additions/adjustments		$ (90)